Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 75.08%
FHLMC¤	0.00%	7-15-2032	$9,900,000	$7,098,786
FHLMC	2.50	9-1-2050	1,063,792	892,258
FHLMC	2.50	6-1-2051	11,850,116	9,938,445
FHLMC	2.50	11-1-2051	8,149,159	6,916,611
FHLMC	2.50	12-1-2051	1,828,829	1,544,042
FHLMC	3.00	6-1-2050	403,963	359,246
FHLMC	3.00	7-1-2050	1,188,066	1,056,482
FHLMC	3.00	8-1-2050	2,954,956	2,619,370
FHLMC	3.50	8-1-2045	1,079,772	996,506
FHLMC	3.50	11-1-2045	1,904,790	1,757,897
FHLMC	3.50	12-1-2045	1,709,496	1,577,658
FHLMC	4.00	6-1-2037	3,641,787	3,539,229
FHLMC	4.00	11-1-2042	4,508,332	4,318,420
FHLMC	4.00	6-1-2044	1,009,110	961,091
FHLMC	4.00	5-1-2049	604,178	572,303
FHLMC	4.00	9-1-2049	222,343	210,497
FHLMC	4.50	3-1-2042	83,709	82,890
FHLMC	4.50	9-1-2044	1,275,523	1,251,983
FHLMC	4.50	9-1-2049	2,257,760	2,192,885
FHLMC	5.00	6-1-2026	6,933	6,955
FHLMC	5.00	8-1-2040	309,075	313,292
FHLMC	5.00	7-1-2052	2,124,588	2,090,535
FHLMC	5.00	9-1-2052	2,239,353	2,203,799
FHLMC	5.50	7-1-2035	1,004,194	1,019,276
FHLMC	5.50	12-1-2038	576,284	586,507
FHLMC	5.50	3-1-2053	1,326,254	1,327,158
FHLMC	6.00	10-1-2032	8,125	8,401
FHLMC	6.00	1-1-2053	2,493,218	2,522,964
FHLMC	6.50	9-1-2028	3,146	3,221
FHLMC	7.00	12-1-2026	65	68
FHLMC	7.00	4-1-2029	354	367
FHLMC	7.00	5-1-2029	1,830	1,896
FHLMC	7.00	4-1-2032	27,878	28,892
FHLMC	7.50	11-1-2031	39,647	39,809
FHLMC	7.50	4-1-2032	62,271	63,985
FHLMC	8.00	8-1-2026	1,650	1,675
FHLMC	8.00	11-1-2026	1,388	1,407
FHLMC	8.00	11-1-2028	254	254
FHLMC	8.50	12-1-2025	184	185
FHLMC	8.50	5-1-2026	44	44
FHLMC	8.50	8-1-2026	767	769
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,420,000	4,311,806
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	146,375
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	5.36	6-25-2030	594,222	593,388
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75%	3-25-2027	$1,942,106	$1,897,694
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	500,592	490,976
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.13	9-25-2031	194,992	193,601
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	432,429	490,099
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.29	3-25-2043	182,941	170,550
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,510,291	2,444,188
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.89	7-25-2043	1,066,923	1,024,425
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	551,371	565,990
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.13	10-25-2044	386,339	351,836
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.21	3-25-2036	414,419	393,082
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.23	3-25-2036	630,295	586,206
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	266,559	235,553
FHLMC (1 Year Treasury Constant Maturity+2.13%)±	7.13	1-1-2026	1,260	1,250
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.25	6-1-2032	2,223	2,263
FHLMC (11th District COFI+1.25%)±	4.74	7-1-2032	102,575	100,386
FHLMC (3 Year Treasury Constant Maturity+2.09%)±	2.96	5-1-2026	43	43
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.10	7-1-2031	3,013,000	2,961,299
FHLMC (RFUCCT1Y+1.66%)±	6.91	6-1-2043	591,999	609,993
FHLMC (RFUCCT1Y+1.67%)±	7.02	7-1-2038	377,931	387,514
FHLMC (RFUCCT1Y+1.91%)±	7.41	9-1-2031	1,852	1,883
FHLMC (RFUCCT1Y+1.91%)±	7.66	9-1-2031	24,028	24,168
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	5.52	10-15-2033	141,225	141,169
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.27	11-15-2035	239,193	238,112
FHLMC Series 3614 Class QB	4.00	12-15-2024	2,016	2,012
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	5.28	3-15-2041	100,264	99,324
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.27	12-15-2041	92,416	91,472
FHLMC Series 4068 Class FK (30 Day Average U.S. SOFR+0.41%)±	5.22	6-15-2040	4,953	4,952
FHLMC Series 4093 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.27	7-15-2039	11,959	11,957
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	6.10	12-15-2036	110,015	112,094
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	5.17	7-15-2042	146,219	143,831
FHLMC Series 4409 Class MA	3.00	1-15-2054	8,114	7,967
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	5.77	11-15-2042	1,167,438	1,155,888
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	5.46	6-15-2049	1,273,491	1,236,562
FNMA	1.38	7-1-2030	3,800,515	3,261,255
FNMA	1.65	6-1-2030	1,331,136	1,158,498
FNMA	1.65	7-1-2030	2,322,961	2,003,817
FNMA	1.66	7-1-2032	3,882,825	3,220,962
FNMA	1.97	5-1-2030	4,195,554	3,718,266
FNMA	2.00	2-1-2052	37,734,319	30,476,025
FNMA	2.32	1-1-2026	3,834,476	3,730,352
See accompanying notes to portfolio of investments
2 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.35%	2-1-2032	$2,184,808	$1,909,460
FNMA	2.50	9-1-2050	331,317	280,158
FNMA	2.50	12-1-2050	1,156,289	968,393
FNMA	2.50	7-1-2051	1,692,384	1,417,398
FNMA	2.50	10-1-2051	5,569,503	4,664,417
FNMA	2.50	1-1-2052	2,750,311	2,310,165
FNMA	2.51	9-1-2031	4,905,858	4,368,719
FNMA	2.65	2-1-2032	4,903,399	4,347,918
FNMA	2.75	9-1-2031	864,925	776,842
FNMA	2.86	7-1-2029	945,001	882,125
FNMA	3.00	5-1-2027	109,491	107,433
FNMA	3.00	6-1-2034	1,614,347	1,533,447
FNMA	3.00	4-1-2045	26,930	24,109
FNMA	3.00	11-1-2045	2,368,897	2,113,816
FNMA	3.00	12-1-2045	5,502,074	4,913,023
FNMA	3.00	12-1-2046	210,553	186,715
FNMA	3.00	9-1-2050	3,131,614	2,780,042
FNMA	3.00	4-1-2052	2,193,392	1,932,341
FNMA	3.00	8-1-2050	28,477	25,225
FNMA	3.48	3-1-2029	844,724	812,670
FNMA	3.50	4-1-2034	1,250,488	1,225,253
FNMA	3.50	2-1-2043	14,426	13,458
FNMA	3.50	2-1-2045	332,927	309,967
FNMA	3.50	4-1-2045	1,374,049	1,269,909
FNMA	3.50	8-1-2045	119,675	110,345
FNMA	3.50	12-1-2045	483,571	446,470
FNMA	3.50	2-1-2046	519,623	478,957
FNMA	3.50	5-1-2052	5,168,500	4,690,232
FNMA	3.86	3-1-2029	768,670	750,383
FNMA	4.00	8-1-2037	1,636,524	1,592,369
FNMA	4.00	4-1-2046	3,842,942	3,657,316
FNMA	4.00	3-1-2047	949,191	903,318
FNMA	4.00	9-1-2048	66,365	62,911
FNMA	4.00	10-1-2052	2,732,851	2,558,284
FNMA	4.38	7-1-2032	1,031,000	1,011,044
FNMA	4.50	1-1-2026	1,539	1,531
FNMA	4.50	10-1-2046	82,357	80,635
FNMA	4.50	9-1-2049	641,724	623,675
FNMA	4.50	9-1-2052	9,882,904	9,510,858
FNMA	4.50	11-1-2052	2,411,761	2,319,001
FNMA	4.94	10-1-2032	1,580,131	1,598,480
FNMA	4.99	7-1-2029	2,770,000	2,817,564
FNMA	5.00	3-1-2034	134,337	135,372
FNMA	5.00	8-1-2040	1,904,099	1,915,613
FNMA	5.00	10-1-2040	156,445	158,382
FNMA	5.00	1-1-2042	148,189	150,022
FNMA	5.00	12-1-2048	190,552	189,418
FNMA	5.05	11-1-2030	1,600,000	1,636,493
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	5.16%	10-1-2031	$2,760,000	$2,843,294
FNMA	5.50	9-1-2033	757,103	767,345
FNMA	5.50	8-1-2035	222,820	228,090
FNMA	5.50	1-1-2037	178,149	182,356
FNMA	5.50	4-1-2040	460,176	471,046
FNMA	5.50	2-1-2053	4,902,624	4,907,795
FNMA	6.00	1-1-2028	138,900	140,444
FNMA	6.00	2-1-2035	293,024	296,581
FNMA	6.00	11-1-2037	125,516	130,624
FNMA	6.00	7-1-2038	53,267	55,655
FNMA	6.50	3-1-2028	3,723	3,745
FNMA	6.50	12-1-2029	39,154	40,050
FNMA	6.50	11-1-2031	7,686	7,862
FNMA	6.50	7-1-2036	155,705	162,263
FNMA	7.00	11-1-2026	361	374
FNMA	7.00	1-1-2032	972	1,007
FNMA	7.00	2-1-2032	19,462	20,148
FNMA	7.00	10-1-2032	62,177	64,524
FNMA	7.00	2-1-2034	1,137	1,177
FNMA	7.00	4-1-2034	28,239	29,235
FNMA	7.50	9-1-2031	19,827	20,294
FNMA	7.50	2-1-2032	10,304	10,577
FNMA	7.50	10-1-2037	253,837	264,927
FNMA	8.00	6-1-2028	40	40
FNMA	8.00	2-1-2030	7,464	7,475
FNMA	8.00	7-1-2031	98,818	100,281
FNMA	8.50	5-1-2026	1,261	1,263
FNMA	8.50	11-1-2026	7,537	7,552
FNMA	8.50	12-1-2026	17,992	18,231
FNMA	8.50	3-1-2027	116	116
FNMA	9.00	3-1-2025	126	126
FNMA	9.00	7-1-2028	4	4
FNMA Principal STRIPS¤	0.00	7-15-2037	7,810,000	4,260,140
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.88	12-1-2040	36,884	38,225
FNMA (1 Year Treasury Constant Maturity+2.20%)±	6.59	12-1-2034	125,093	128,484
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.72	11-1-2031	35,735	36,314
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.01	9-1-2035	76,324	78,702
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2032	53,443	54,707
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.36	9-1-2031	12,715	13,012
FNMA (1 Year Treasury Constant Maturity+2.25%)±	7.10	12-1-2040	11,920	12,152
FNMA (1 Year Treasury Constant Maturity+2.42%)±	7.30	10-1-2027	5,961	5,952
FNMA (11th District COFI+1.25%)±	4.58	9-1-2027	26,246	25,918
FNMA (11th District COFI+1.26%)±	4.67	5-1-2036	96,961	95,153
FNMA (11th District COFI+1.28%)±	4.55	5-1-2036	176,496	173,227
FNMA (RFUCCT1Y+1.61%)±	7.31	5-1-2046	516,226	531,871
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	1,270,874	1,163,278
FNMA (RFUCCT1Y+1.73%)±	7.36	9-1-2036	144,790	146,438
FNMA (RFUCCT1Y+1.77%)±	7.02	7-1-2044	52,479	53,996
See accompanying notes to portfolio of investments
4 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.81%)±	7.59%	8-1-2036	$343,324	$353,219
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	296,006	296,136
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	292,291	303,364
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	79,065	82,541
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	5.20	2-25-2032	2,516	2,513
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	103,068	106,957
FNMA Series 2002-T12 Class A5±±	5.11	10-25-2041	399,942	402,937
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	715,089	744,182
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,801,124	1,873,250
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	247,007	249,472
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.13	3-25-2033	570,763	565,123
FNMA Series 2003-W1 Class 1A1±±	4.76	12-25-2042	327,843	324,394
FNMA Series 2003-W11 Class A1±±	7.99	6-25-2033	23,886	24,167
FNMA Series 2003-W3 Class 1A4±±	4.82	8-25-2042	1,056,062	1,006,788
FNMA Series 2003-W5 Class A (1 Month LIBOR+0.11%)±	4.96	4-25-2033	164,755	162,047
FNMA Series 2003-W6 Class 6A±±	4.60	8-25-2042	372,811	364,601
FNMA Series 2003-W6 Class PT4±±	8.42	10-25-2042	559,911	600,643
FNMA Series 2003-W8 Class PT1±±	7.67	12-25-2042	202,944	204,695
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.97	6-25-2033	38,716	37,398
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	186,216	189,831
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	441,854	458,514
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	218,985	227,664
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	5.25	6-25-2036	318,007	314,888
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.26	6-27-2036	38,172	38,412
FNMA Series 2007-W10 Class 2A±±	6.24	8-25-2047	104,532	108,143
FNMA Series 2008-17 Class DP	4.75	2-25-2038	305,393	299,830
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.35	12-25-2040	434,076	428,648
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.25	4-25-2041	28,237	28,177
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	5.20	7-25-2041	66,272	66,020
FNMA Series 2013-114 Class LM	4.00	3-25-2042	572,404	552,180
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	5.40	4-25-2044	874,157	863,780
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	251,646	41,592
FNMA Series 2017-M2 Class A2±±	2.92	2-25-2027	5,911,046	5,717,405
FNMA Series 2018-M1 Class A2±±	3.09	12-25-2027	570,032	547,797
FNMA Series 2018-M13 Class A2±±	3.87	9-25-2030	341,170	327,543
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,950,452	4,727,760
GNMA	2.00	3-20-2052	9,032,604	7,427,888
GNMA	2.50	3-20-2052	4,212,596	3,600,520
GNMA	2.50	4-20-2052	9,828,640	8,400,553
GNMA	2.50	9-20-2051	1,394,022	1,191,525
GNMA	3.00	11-20-2045	2,492,689	2,249,160
GNMA	3.00	4-20-2051	3,750,437	3,329,880
GNMA	3.00	5-20-2052	2,446,269	2,168,463
GNMA	3.50	12-20-2047	2,229,118	2,060,201
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.50%	7-20-2051	$1,863,457	$1,713,666
GNMA	4.00	12-20-2047	1,515,263	1,443,574
GNMA	4.25	6-20-2036	162,839	156,359
GNMA	4.50	8-20-2049	334,069	324,907
GNMA	4.50	7-20-2052	2,292,386	2,216,637
GNMA	4.50	9-20-2052	989,150	956,159
GNMA	4.50	3-20-2053	2,687,588	2,596,620
GNMA	5.00	7-20-2040	334,475	338,405
GNMA	5.00	9-20-2052	1,798,223	1,775,576
GNMA	5.00	6-20-2053	2,671,957	2,637,481
GNMA	5.00	11-20-2054	4,575,000	4,511,032
GNMA	5.50	4-20-2053	2,434,087	2,443,221
GNMA	6.00	8-20-2034	20,423	20,365
GNMA%%	6.00	12-15-2054	4,370,000	4,413,875
GNMA	6.50	12-15-2025	893	898
GNMA	6.50	5-15-2029	37	38
GNMA	6.50	5-15-2031	452	466
GNMA	6.50	9-20-2033	14,321	14,710
GNMA%%	6.50	12-15-2054	1,250,000	1,270,939
GNMA	7.00	5-15-2026	197	198
GNMA	7.00	3-15-2028	239	238
GNMA	7.00	4-15-2031	283	283
GNMA	7.00	8-15-2031	12,347	12,422
GNMA	7.00	3-15-2032	9,483	9,506
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	503,333	1
GNMA Series 2006-32 Class XMƒ±±	0.12	11-16-2045	2,011,305	13
GNMA Series 2008-22 Class XMƒ±±	1.31	2-16-2050	3,708,483	45,365
GNMA Series 2010-158 Class EIƒ	4.00	12-16-2025	90,434	423
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	17,407	15,956
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	5.37	1-20-2068	1,403,838	1,399,815
GNMA Series 2019-H06 Class HIƒ±±	1.81	4-20-2069	1,565,840	22,114
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	16,245,000	13,002,960
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	9,185,000	7,266,296
TVA Principal STRIPS¤	0.00	11-1-2025	5,650,000	5,422,661
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,467,967
TVA Principal STRIPS¤	0.00	1-15-2048	1,000,000	320,386
U.S. International Development Finance Corp. Series AA-1¤	0.00	1-17-2026	2,000,000	2,178,512
Total agency securities (Cost $353,325,337)				332,151,732
Asset-backed securities: 0.66%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,182,827	1,124,309
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	5.85	2-27-2068	1,806,324	1,804,164
Total asset-backed securities (Cost $2,986,467)				2,928,473
See accompanying notes to portfolio of investments
6 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 2.46%
Consumer, non-cyclical: 0.58%
Commercial services: 0.58%
Rockefeller Foundation Series 2020	2.49%	10-1-2050	$4,000,000	$2,574,956
Financial: 0.87%
REITS: 0.87%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,830,124
Government securities: 0.56%
Multi-national: 0.56%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,025,688
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	462,452
				2,488,140
Industrial: 0.45%
Engineering & construction: 0.45%
GTP Acquisition Partners I LLC Series 2015-2 Class A144A	3.48	6-16-2025	2,000,000	1,981,994
Total corporate bonds and notes (Cost $12,720,834)				10,875,214
Non-agency mortgage-backed securities: 4.71%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	376,169	354,788
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	784,041	759,674
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	115,721	110,784
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	749,233
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	1,044,697	1,012,671
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,772,971
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,240,930
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	690,792	633,881
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.23	10-15-2048	4,651,590	4,628,431
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,798,437	1,709,362
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	251,391	239,996
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	3,209,793	2,780,842
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.77	11-25-2060	112,789	112,358
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,445,796
Vendee Mortgage Trust Series 1995-1 Class 4±±	8.79	2-15-2025	610	609
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	11,840	11,919
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	308,113	284,985
Total non-agency mortgage-backed securities (Cost $22,188,724)				20,849,230
U.S. Treasury securities: 16.68%
U.S. Treasury Bonds	2.25	8-15-2049	4,350,000	2,882,045
U.S. Treasury Bonds	3.63	2-15-2044	400,000	354,547
U.S. Treasury Bonds	4.25	2-15-2054	2,970,000	2,900,855
U.S. Treasury Bonds	4.38	8-15-2043	5,440,000	5,381,350
U.S. Treasury Bonds	4.63	5-15-2054	4,785,000	4,974,157
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,172,154
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	4.75%	11-15-2053	$2,440,000	$2,582,016
U.S. Treasury Notes	3.88	8-15-2034	1,175,000	1,144,891
U.S. Treasury Notes	4.13	10-31-2029	1,010,000	1,011,499
U.S. Treasury Notes%%	4.13	11-30-2031	1,470,000	1,469,541
U.S. Treasury Notes##	4.25	1-31-2026	42,045,000	42,003,940
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,326,306
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,576,267
Total U.S. Treasury securities (Cost $77,165,464)				73,779,568

		Yield	Shares
Short-term investments: 1.20%
Investment companies: 1.20%
Allspring Government Money Market Fund Select Class♠∞##		4.58	5,334,232	5,334,232
Total short-term investments (Cost $5,334,232)				5,334,232
Total investments in securities (Cost $473,721,058)	100.79%			445,918,449
Other assets and liabilities, net	(0.79)			(3,514,113)
Total net assets	100.00%			$442,404,336

±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments
8 | Allspring Government Securities Fund

Portfolio of investments—November 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$11,800,977	$30,153,321	$(36,620,066)	$0	$0	$5,334,232	5,334,232	$108,148
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	24	3-20-2025	$2,949,418	$3,052,500	$103,082	$0
2-Year U.S. Treasury Notes	403	3-31-2025	82,811,737	83,062,078	250,341	0
5-Year U.S. Treasury Notes	323	3-31-2025	34,475,765	34,755,305	279,540	0
Short
Ultra 10-Year U.S. Treasury Notes	(119)	3-20-2025	(13,552,369)	(13,660,828)	0	(108,459)
					$632,963	$(108,459)
See accompanying notes to portfolio of investments
Allspring Government Securities Fund | 9

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
10 | Allspring Government Securities Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$332,151,732	$0	$332,151,732
Asset-backed securities	0	2,928,473	0	2,928,473
Corporate bonds and notes	0	10,875,214	0	10,875,214
Non-agency mortgage-backed securities	0	20,849,230	0	20,849,230
U.S. Treasury securities	65,876,995	7,902,573	0	73,779,568
Short-term investments
Investment companies	5,334,232	0	0	5,334,232
	71,211,227	374,707,222	0	445,918,449
Futures contracts	632,963	0	0	632,963
Total assets	$71,844,190	$374,707,222	$0	$446,551,412
Liabilities
Futures contracts	$108,459	$0	$0	$108,459
Total liabilities	$108,459	$0	$0	$108,459
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2024, $2,666,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Government Securities Fund | 11